Asset management income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset management income
Asset management income
Revenues	$ 9,116	$ 14,396	$ 15,106	$ 15,160
Management fee income
Asset management income
Revenues	7,321	8,667	8,706	$ 15,160
Performance fee income
Asset management income
Revenues	$ 1,795	$ 5,729	$ 6,400